Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Collateral	Notes payable
Convertible Notes Payable, Noncurrent	$ 578,708
Collateral	Less: unamortized debt discount
Convertible Notes Payable, Noncurrent
Collateral	Convertible notes payable – net
Convertible Notes Payable, Noncurrent	$ 578,708
March 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	March 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 150,000
March 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	March 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 50,000
March 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	March 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 50,000
April 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	April 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 10,000
April 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	April 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 20,000
May 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	May 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 10,000
May 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	May 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 100,000
July 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 5,000
July 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 15,000
July 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 10,000
July 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 4,000
July 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 50,000
August 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	August 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 10,000
November 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	November 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 10,000
November 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	November 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 30,000
November 2024 [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable are summarized (Details) [Line Items]
Maturity Date	November 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible Notes Payable, Noncurrent	$ 54,708